Document and Entity Information	24 Months Ended
Dec. 31, 2014
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	plhi
Entity Registrant Name	PLH Products, Inc.
Entity Central Index Key	0001502630
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY